Income Tax	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Income Tax
NOTE 8. INCOME TAX
The Company’s net deferred tax liability at December 31, 2019 is as follows:

Deferred tax liability
Unrealized gain on securities	$(1,707)

Total deferred tax liability	(1,707)
Valuation allowance	—

Deferred tax liability, net of allowance	$(1,707)

The income tax provision for the period from March 20, 2019 (inception) through ended December 31, 2019 consists of the following:

Federal
Current	$318,881
Deferred	1,707
State
Current	$—
Deferred	—
Change in valuation allowance	—

Income tax provision	$320,588

As of December 31, 2019, the Company did not have any U.S. federal and state net operating loss carryovers (“NOLs”) available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%

Income tax provision	21.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination.

XL Hybrids, Inc [Member]
Income Tax
Note 14. Income Taxes
Net deferred income tax assets consist of the following components as of December 31, 2019 and 2018:

	2019	2018
Deferred tax assets (liabilities):
Net operating loss carryforwards	$15,239	$11,718
Tax creditt carryforwards	1,341	1,275
Reserves	308	380
Share-based compensation	308	88
Depreciation and amortization	(16)	18
Other	91	59

Total deferred tax assets	17,271	13,538

Less valuation allowance	(17,271)	(13,538)

Net deferred tax assets (liabilities)	$—	$—

The Company has provided a full valuation allowance against its net deferred tax assets since realization of any future benefit from deductible temporary differences and net operating loss cannot be sufficiently assured. Management of the Company has evaluated the positive and negative evidence bearing upon the reliability of its deferred tax assets, which are comprised principally of net operating loss carryforwards and research and development credits. Under the applicable accounting standards, management has considered the Company’s history of losses and concluded that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets. During 2019, the Company increased its valuation allowance by $3,733.
The Company has federal and state net operating loss carryforwards of approximately $57,195 and $50,139. $31,633 of the federal net operating loss carryforward will expire at various dates commencing on 2029 and through 2037 and $25,562 were generated in the years ended December 31, 2019 and 2018 and have an indefinite life. At December 31, 2019, the Company has federal and state tax credits of approximately $953 and $492, respectively. These federal and state tax credits are available to reduce future taxable income and expire at various dates commencing 2026 through 2039. Utilization of the NOLs and tax credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss and tax credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company has not determined whether an ownership change under section 382 has occurred or whether such limitation exists.